Pension benefits - Change in Projected Benefit Obligations (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligations at beginning of period	$ 36
Interest cost	1
Service cost	1
Benefits paid	(1)
Change in unrecognized actuarial gain	2
Settlement	0
Foreign currency translations	(2)
Projected benefit obligations at end of period	37	$ 36
Predecessor
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligations at beginning of period	$ 36	38	$ 60
Interest cost		0	2	$ 3
Service cost		1	2
Benefits paid		(1)	(2)
Change in unrecognized actuarial gain		(2)	(3)
Settlement		0	(24)
Foreign currency translations		0	3
Projected benefit obligations at end of period		$ 36	$ 38	$ 60